Mar. 01, 2018
Dreyfus Global Dynamic Bond Fund
Dreyfus Global Dynamic Bond Fund

March 1, 2018

ADVANTAGE FUNDS, INC.

Dreyfus Global Dynamic Bond Fund

Supplement to Summary Prospectus and Prospectus

Dated March 1, 2018

Effective on or about March 19, 2018, the fund's name will change to:

"Dreyfus Global Dynamic Bond Income Fund"

Effective on or about March 19, 2018, the following information supplements and supersedes any contrary information contained in the sections "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the prospectus:

The fund normally invests at least 10% of its net assets in each of U.S. government bonds, emerging market sovereign debt and investment grade and high yield corporate instruments.

The fund seeks to provide a minimum average annual total return of US Dollar 1-Month LIBOR plus 3%, before fees and expenses, over a five-year period.  There can be no guarantee that the fund will be able to provide such returns and you may lose money by investing in the fund.